UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 100
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 503-607-0044

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             08/06/2012
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 96

Form 13F Information Value Total (thousands):     $103,599

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                           TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
iShares                 1-3 Year Treasury
                         Index                 464287457    1130     13390   SH            Sole                 13390
3M Company              COM                    88579Y101    1573     17560   SH            Sole                 17560
Abbott Labs             COM                    002824100    1385     21484   SH            Sole                 21484
ADP                     COM                    053015103    1550     27846   SH            Sole                 27846
Amgen                   COM                    031162100     278      3813   SH            Sole                  3813
AutoZone Inc.           COM                    053332102    1491      4062   SH            Sole                  4062
Bank of New York        COM                    064058100     700     31877   SH            Sole                 31877
iShares                 Barclays Int.
                         Gov't/Credit          464288612    9156     81661   SH            Sole                 81661
BlackRock               COM                    09247X101     947      5579   SH            Sole                  5579
Charles Schwab Co.      COM                    808513105     613     47402   SH            Sole                 47402
ChevronTexaco           COM                    166764100    1729     16389   SH            Sole                 16389
Cisco Systems           COM                    17275R102     905     52718   SH            Sole                 52718
Clorox                  COM                    189054109    1265     17463   SH            Sole                 17463
CME Group Inc.          COM                    12572Q105     963      3595   SH            Sole                  3595
Coach                   COM                    189754104     236      4030   SH            Sole                  4030
Coca Cola Co.           COM                    191216100    2245     28713   SH            Sole                 28713
Colgate Palmolive       COM                    194162103    1468     14107   SH            Sole                 14107
CoStar Group            COM                    22160N109     300      3698   SH            Sole                  3698
Dell Inc.               COM                    24702R101     603     48183   SH            Sole                 48183
Diageo PLC              Sponsored ADR          25243Q205    1600     15521   SH            Sole                 15521
Disney (Walt)           COM                    254687106    1309     26995   SH            Sole                 26995
Eaton Vance             COM                    278265103     253      9399   SH            Sole                  9399
eBay Inc.               COM                    278642103    1216     28945   SH            Sole                 28945
Ecolab                  COM                    278865100    1418     20690   SH            Sole                 20690
Emerson Elec.           COM                    291011104    1334     28647   SH            Sole                 28647
Equifax                 COM                    294429105     412      8843   SH            Sole                  8843
Exelon Corp.            COM                    30161N101     974     25890   SH            Sole                 25890
Expeditors Int'l        COM                    302130109     277      7145   SH            Sole                  7145
Exxon Mobil             COM                    30231G102    1589     18568   SH            Sole                 18568
Factset Research        COM                    303075105     288      3094   SH            Sole                  3094
Federated Investors     COM                    314211103     458     20960   SH            Sole                 20960
FICO                    COM                    303250104     306      7241   SH            Sole                  7241
Forward Air             COM                    349853101     279      8660   SH            Sole                  8660
Franklin Resources      COM                    354613101    1043      9399   SH            Sole                  9399
iShares                 Global Timber Index    464288174    1792     47821   SH            Sole                 47821
Google                  COM                    38259P508    1124      1937   SH            Sole                  1937
iShares                 High Yid Corp Bond     464288513     216      2370   SH            Sole                  2370
Home Depot              COM                    437076102    1459     27531   SH            Sole                 27531
Integra Lifesciences    COM                    457985208     227      6112   SH            Sole                  6112
Intel Corp.             COM                    458140100    1378     51719   SH            Sole                 51719
BLDRS  Index FDS TR     Developed Market
                         Index 100 ADR         09348r201     701     37417   SH            Sole                 37417
INVESCO Ltd.            COM                    46127U104    1175     51986   SH            Sole                 51986
Janus Capital           COM                    47102X105     124     15895   SH            Sole                 15895
Johnson & Johnson       COM                    478160104    2252     33331   SH            Sole                 33331
Kellogg                 COM                    487836108     824     16706   SH            Sole                 16706
Kraft Foods             COM                    50075N104    1230     31848   SH            Sole                 31848
Laboratory Corp.        COM                    50540R409     883      9536   SH            Sole                  9536
Legg Mason              COM                    524901105     385     14608   SH            Sole                 14608
Lockheed Martin         COM                    539830109     965     11080   SH            Sole                 11080
Marsh & McLennan        COM                    571748102     402     12463   SH            Sole                 12463
Medtronic               COM                    585055106     685     17695   SH            Sole                 17695
Merit Medical           COM                    589889104     195     14090   SH            Sole                 14090
Mettler-Toledo          COM                    592688105     302      1936   SH            Sole                  1936
Microchip Tech.         COM                    595017104     856     25891   SH            Sole                 25891
Microsoft               COM                    594918104    1461     47745   SH            Sole                 47745
iShares                 MSCI EAFE Index        464287465    4215     84373   SH            Sole                 84373
iShares                 MSCI World x/U.S.      78463x848    4256    148902   SH            Sole                148902
NIKE Inc.               COM                    654106103    1272     14493   SH            Sole                 14493
Oracle Corp.            COM                    68389X105    2026     68216   SH            Sole                 68216
Orbotech Ltd Ord        COM                    m75253100      85     11136   SH            Sole                 11136
Paychex                 COM                    704326107    1096     34894   SH            Sole                 34894
PepsiCo Inc.            COM                    713448108    2927     41408   SH            Sole                 41408
Plum Creek Timber       COM                    729251108     399     10045   SH            Sole                 10045
PNC Financial           COM                    693475105     595      9730   SH            Sole                  9730
Potlatch                COM                    737630103     367     11500   SH            Sole                 11500
PPG Industries          COM                    693506107     791      7455   SH            Sole                  7455
iShares                 S&P US Preferred
                         Stock Index           464288687     285      7309   SH            Sole                  7309
Procter & Gamble        COM                    742718109    1655     27024   SH            Sole                 27024
Rayonier                COM                    754907103     337      7505   SH            Sole                  7505
iShares                 S&P 500 Index          464287200    2527     18482   SH            Sole                 18482
Schwab Strategic Trust  U.S. Dividend Equity   808524797     219      7900   SH            Sole                  7900
Schwab Strategic Trust  International Equity   808524805    1358     56165   SH            Sole                 56165
Schwab Strategic Trust  U.S. Large Cap         808524201     528     16327   SH            Sole                 16327
SEI Investments         COM                    784117103     256     12877   SH            Sole                 12877
iShares                 Dow Jones Select
                         Dividend Index        464287168    1345     23939   SH            Sole                 23939
Sherwin Williams        COM                    824348106    1471     11112   SH            Sole                 11112
Simpson Manufacturing   COM                    829073105     217      7362   SH            Sole                  7362
Sirona Dental           COM                    82966c103     204      4540   SH            Sole                  4540
SPDR Index SHS FDS      DJ Wilshire REIT       78464A607    2525     34643   SH            Sole                 34643
Stanley Black & Decker  COM                    854616109    1203     18692   SH            Sole                 18692
Starbucks               COM                    855244109     778     14586   SH            Sole                 14586
State Street            COM                    857477103     784     17572   SH            Sole                 17572
Sysco Foods             COM                    871829107     966     32405   SH            Sole                 32405
T. Rowe Price           COM                    74144T108     378      5997   SH            Sole                  5997
Tejon Ranch             COM                    879080109     213      7454   SH            Sole                  7454
Texas Instruments       COM                    882508104     689     24022   SH            Sole                 24022
Time Warner Inc.        COM                    887317105     620     16113   SH            Sole                 16113
Unilever PLC            Sponsored ADR          904767704    1179     34958   SH            Sole                 34958
United Parcel Service   COM                    911312106    1407     17868   SH            Sole                 17868
US Bancorp              COM                    902973106     304      9446   SH            Sole                  9446
Vishay Precision        COM                    92835k103     245     17578   SH            Sole                 17578
Wal-Mart Stores         COM                    931142103    1310     18792   SH            Sole                 18792
Waters                  COM                    941848103     367      4618   SH            Sole                  4618
Wells Fargo             COM                    949746101    1017     30406   SH            Sole                 30406
Western Union           COM                    959802109     631     37457   SH            Sole                 37457
iShares                 Wilshire 4500 Index    922908652     357      6325   SH            Sole                  6325
World Fuel Services     COM                    981475106     266      6991   SH            Sole                  6991